UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2016 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 97.1%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.8%
5,400	The Toro Co.	$524,610

	Apparel Knitting Mills - 0.5%
6,200	Columbia Sportswear Co.	348,254

	Audio & Video Equipment Manufacturing - 0.5%
7,599	Dolby Laboratories, Inc. - Class A	371,895

	Automotive Parts, Accessories & Tire Stores - 0.7%
3,300	Advance Auto Parts, Inc.	519,354

	Building Equipment Contractors - 1.1%
13,600	EMCOR Group Inc.	778,736

	Building Material & Supplies Dealers - 1.2%
6,300	The Home Depot, Inc.	844,956

	Cement & Concrete Product Manufacturing - 0.5%
4,400	Eagle Materials Inc.	353,628

	Chemical & Allied Products Merchant Wholesalers - 0.2%
500	Acuity Brands, Inc.	137,560

	Clothing Stores - 1.0%
3,800	The Children's Place, Inc.	309,320
6,300	Ross Stores, Inc.	392,112
		701,432
	Commercial & Service Industry Machinery Manufacturing - 0.8%
4,400	The Middleby Corp. (a)	563,860

	Communications Equipment Manufacturing - 2.5%
11,100	ADTRAN, Inc.	204,018
6,600	NETGEAR, Inc. (a)	376,200
18,300	QUALCOMM, Inc.	1,154,181
		1,734,399
	Computer & Peripheral Equipment Manufacturing - 3.1%
18,800	Apple Inc.	1,994,680
6,600	EMC Corp.	191,334
		2,186,014
	Computer Systems Design & Related Services - 4.4%
11,100	Accenture PLC - Class A (b)	1,276,500
450	athenahealth, Inc. (a)	55,094
4,575	Baidu, Inc. - ADR (a)(b)	782,645
15,700	Cadence Design Systems, Inc. (a)	399,408
2,900	Cerner Corp. (a)	187,166
9,900	Convergys Corp.	295,317
5,000	Perficient, Inc. (a)	99,850
		3,095,980

	Cutlery & Handtool Manufacturing - 0.5%
2,100	Snap-on Incorporated	321,909

	Data Processing, Hosting & Related Services - 2.4%
5,400	Automatic Data Processing, Inc.	484,974
5,500	Citrix Systems, Inc. (a)	479,600
1,575	CoStar Group Inc. (a)	326,419
5,200	Red Hat, Inc. (a)	379,496
		1,670,489
	Drugs & Druggists' Sundries Merchant Wholesalers - 0.7%
5,500	The Procter & Gamble Co.	480,205

	Electrical Equipment Manufacturing - 1.9%
59,000	ABB Ltd. - ADR (b)	1,278,530
1,500	AMETEK, Inc.	73,125
		1,351,655
	Electronic Shopping & Mail-Order Houses - 3.3%
2,730	Amazon.com, Inc. (a)	2,099,807
4,000	Copart, Inc. (a)	204,080
		2,303,887
	Electronics & Appliance Stores - 0.7%
12,400	Best Buy Co., Inc.	477,152

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.6%
8,200	Brunswick Corp.	377,118
600	Cummins, Inc.	75,366
		452,484
	Footwear Manufacturing - 1.0%
12,500	NIKE, Inc. - Class B	720,500

	Freight Transportation Arrangement - 1.5%
4,400	C.H. Robinson Worldwide, Inc.	305,448
15,200	Expeditors International of Washington, Inc.	769,880
		1,075,328
	General Freight Trucking - 0.5%
4,600	Old Dominion Freight Line, Inc. (a)	327,198

	Grocery & Related Product Wholesalers - 0.6%
9,500	Unilever PLC - ADR (b)	441,370

	Health & Personal Care Stores - 0.5%
12,700	Vitamin Shoppe, Inc. (a)	352,044

	Jewelry, Luggage & Leather Goods Stores - 0.9%
8,600	Tiffany & Co.	613,782

	Lawn & Garden Equipment & Supplies Stores - 0.6%
5,600	MSC Industrial Direct Co., Inc. - Class A	409,024

	Local Messengers & Local Delivery - 0.2%
1,500	United Parcel Service, Inc. (UPS) - Class B	163,830

	Machinery, Equipment & Supplies Merchant Wholesalers - 0.1%
230	W.W. Grainger, Inc.	53,052

	Management, Scientific & Technical Consulting Services - 2.1%
12,900	Korn/Ferry International	307,536

10,200	MAXIMUS, Inc.	599,964
6,700	salesforce.com, Inc. (a)	532,114
		1,439,614
	Manufacturing & Reproducing Magnetic & Optical Media - 0.6%
13,700	National Instruments Corp.	382,778

	Medical Equipment & Supplies Manufacturing - 5.5%
5,300	3M Co.	949,972
240	C.R. Bard, Inc.	53,001
13,500	Dentsply Sirona Inc.	829,710
3,300	Edwards Lifesciences, Corp. (a)	380,028
640	Intuitive Surgical, Inc. (a)	439,309
800	Stryker Corp.	92,528
6,000	Teleflex Inc.	1,098,540
		3,843,088
	Metal Ore Mining - 1.0%
9,600	Franco-Nevada Corp. (b)	670,272

	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 1.0%
2,600	O'Reilly Automotive, Inc. (a)	727,870

	Motor Vehicle Manufacturing - 0.6%
1,990	Tesla Motors, Inc. (a)	421,900

	Motor Vehicle Parts Manufacturing - 1.4%
7,400	Honeywell International, Inc.	863,654
3,300	Sun Hydraulics Corp.	101,706
		965,360
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 3.1%
12,200	Agilent Technologies, Inc.	573,156
11,500	Cepheid (a)	394,680
700	Coherent, Inc. (a)	73,626
570	Illumina, Inc. (a)	95,954
8,900	MTS Systems Corp.	442,775
20,200	NxStage Medical, Inc. (a)	461,772
900	Varian Medical Systems, Inc. (a)	86,517
		2,128,480
	Newspaper, Periodical, Book & Directory Publishers - 2.3%
84,486	RELX PLC - ADR (b)	1,622,976

	Office Administrative Services - 0.5%
3,700	Gartner, Inc. (a)	336,700

	Office Furniture (Including Fixtures) Manufacturing - 0.5%
13,900	La-Z-Boy Incorporated	370,713

	Oil & Gas Extraction - 2.1%
3,700	Diamondback Energy Inc (a)	352,425
1,000	EOG Resources, Inc.	88,490
12,900	Occidental Petroleum Corp.	991,365
		1,432,280
	Other Electrical Equipment & Component Manufacturing - 0.1%
900	Hubbell Incorporated	97,479

	Other General Merchandise Stores - 0.5%
5,100	Dollar General Corporation	374,391

	Other General Purpose Machinery Manufacturing - 0.2%
2,100	Graco, Inc.	154,707

	Other Information Services - 5.2%
1,750	Alphabet Inc. - Class A (a)	1,382,237
1,320	Alphabet Inc. - Class C (a)	1,012,507
9,500	Facebook Inc. - Class A (a)	1,198,140
		3,592,884
	Other Leather & Allied Product Manufacturing - 0.6%
11,700	Coach, Inc.	446,706

	Other Professional, Scientific & Technical Services - 0.7%
14,600	Ritchie Bros. Auctioneers Inc. (b)	508,518

	Paint, Coating & Adhesive Manufacturing - 0.8%
5,100	PPG Industries, Inc.	539,988

	Petroleum & Coal Products Manufacturing - 2.6%
20,500	Exxon Mobil Corp.	1,786,370

	Pharmaceutical & Medicine Manufacturing - 11.2%
15,300	Abbott Laboratories	642,906
2,040	Alexion Pharmaceuticals, Inc. (a)	256,754
12,000	Alkermes PLC (a)(b)	525,240
2,000	Alnylam Pharmaceuticals, Inc. (a)	139,700
5,400	Bristol-Myers Squibb Co.	309,906
2,400	IDEXX Laboratories, Inc. (a)	270,432
4,400	Ionis Pharmaceuticals, Inc. (a)	130,460
14,900	Johnson & Johnson	1,778,166
18,400	Merck & Co., Inc.	1,155,336
30,400	Nektar Therapeutics (a)	542,640
13,600	Novartis AG - ADR (b)	1,071,272
300	Regeneron Pharmaceuticals, Inc. (a)	117,765
6,800	Seattle Genetics, Inc. (a)	302,940
2,600	United Therapeutics Corp. (a)	317,928
2,300	Vertex Pharmaceuticals Inc. (a)	217,373
		7,778,818
	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 1.1%
4,500	Henry Schein, Inc. (a)	737,055

	Rubber Product Manufacturing - 1.3%
8,444	Carlisle Companies Incorporated	885,438

	Scientific Research & Development Services - 1.0%
2,050	Biogen Idec Inc. (a)	626,541
1,100	Incyte Corp. (a)	89,210
		715,751
	Semiconductor & Other Electronic Component Manufacturing - 7.9%
7,400	Analog Devices, Inc.	462,944
38,900	Applied Materials, Inc.	1,160,776
5,683	Cavium, Inc. (a)	316,452
24,600	Intel Corp.	882,894
41,339	Intersil Corp. - Class A	816,032
11,200	Texas Instruments Inc.	778,848
21,900	Tyco International Plc (b)	956,592
2,000	Xilinx, Inc.	108,420
		5,482,958

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.6%
4,400	Church & Dwight Co., Inc.	437,448

	Software Publishers - 8.0%
8,500	ANSYS, Inc. (a)	808,265
14,800	Autodesk Inc. (a)	997,520
2,300	Intuit Inc.	256,335
13,600	Mentor Graphics Corp.	326,536
32,100	Microsoft Corp.	1,844,466
15,200	Synopsys, Inc. (a)	901,208
2,900	Tyler Technologies, Inc. (a)	475,455
		5,609,785
	Travel Arrangement & Reservation Services - 0.6%
280	The Priceline Group, Inc. (a)	396,684

	Wholesale Electronic Markets & Agents & Brokers - 0.7%
4,500	Genuine Parts Co.	462,690

	TOTAL COMMON STOCKS (Cost $58,210,459)	67,724,288

	PREFERRED STOCK - 3.0%
	Wired Telecommunications Carriers - 3.0%
139,800	Telefonica Brasil S.A. - ADR (b)	2,088,612

	TOTAL PREFERRED STOCK (Cost $1,693,789)	2,088,612

	Total Investments (Cost $59,904,248) - 100.1%	69,812,900
	Liabilities in Excess of Other Assets - (0.1)%	(80,856)
	TOTAL NET ASSETS - 100.0%	$69,732,044

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

Cost of investments	$59,904,248
Gross unrealized appreciation on investments	11,107,425
Gross unrealized depreciation on investments	(1,198,773)
Net unrealized appreciation on investments	$9,908,652

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2016 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 67,724,288	-	-	$ 67,724,288
Preferred Stock	2,088,612	-	-	2,088,612
Total*	$ 69,812,900	-	-	$ 69,812,900

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at August 31, 2016 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and nternational Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the three months ended August 31, 2016.

In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman                                                               .
Bassam Osman, President

Date     10/18/2016                                                                       .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Bassam Osman                                                              .
Bassam Osman, President

Date    10/18/2016                                                                        .

By   /s/ Mohammad Basheeruddin                                           .
Mohammad Basheeruddin, Treasurer

Date     10/19/2016                                                                       .